Leases - Estimated Useful Lives of Finance Lease Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	3 years	3 years
Animal Facilty [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	40 years	40 years
Equipment [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	7 years	7 years
Equipment [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	3 years	3 years
Equipment [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	7 years	7 years
Land [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	Indefinite	Indefinite